Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair value of financial instruments

	December 31, 2017		December 31, 2016
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$27,086	$27,086	$52,791	$52,791
Restricted cash	$10,000	$10,000	—	—
Accounts receivable	$2,357	$2,357	$2,264	$2,264
Due from related parties, current	$20,086	$20,086	$4,864	$4,864
Due from related parties, non-current	$2,565	$2,565	$—	$—
Accounts payable	$1,999	$1,999	$2,386	$2,386
Long-term debt	$197,510	$199,375	$198,583	$198,139

Fair value measurements on a nonrecurring basis

Fair Value Measurements at December 31, 2017 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$27,086	$27,086	$—	$—
Long-term debt	$199,375	$—	$199,375	$—

Fair Value Measurements at December 31, 2016 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$52,791	$52,791	$—	$—
Long-term debt	$198,139	$—	$198,139	$—